Acquisitions and Other Transactions	6 Months Ended
Jun. 30, 2023
Acquisitions and Other Transactions
Acquisitions and Other Transactions

Note 3 - Acquisitions and Other Transactions

(a)	Acquisition of Royalty on Pascua-Lama Project – Chile

Subsequent to quarter-end, Franco-Nevada, through a wholly-owned subsidiary, agreed to acquire a sliding-scale gold royalty and fixed-rate copper royalty from private individuals over property pertaining to the Chilean portion of Barrick Gold Corp.’s Pascua-Lama project for an aggregate purchase price of $75.0 million. At gold prices exceeding $800/ounce, the Company will hold a 2.70% NSR (gold) and 0.54% NSR (copper) on the property.

(b)	Acquisition of Royalty on Volcan Gold Project – Chile

Subsequent to quarter-end, on July 6, 2023, Franco-Nevada, through a wholly-owned subsidiary, agreed to acquire a 1.5% NSR on the Volcan gold project located in the Maricunga Gold Belt in the Atacama region of Chile for a purchase price of $15.0 million. The project is owned by Tiernan Gold Corporation, a company privately held by Hochschild Mining plc. The agreement provides Franco-Nevada the option to acquire an additional 1.0% NSR based on pre-determined conditions.

(c)	Funding of the Tocantinzinho Stream – Brazil

On June 30, 2023, the Company’s wholly-owned subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), disbursed $93.1 million in relation to its stream commitment for the Tocantinzinho project, for a total of $183.8 million disbursed as at June 30, 2023 and a remaining commitment of $66.2 million. The stream, which is in reference to production from the Tocantinzinho project, located in Pará State, Brazil, and owned by G Mining Ventures Corp. (“G Mining Ventures”), was acquired on July 18, 2022 for a purchase price of $250.0 million, payable in instalments, subject to the satisfaction of various conditions. The stream agreement is accounted for as an acquisition of a stream interest.

Additionally, through one of its wholly-owned subsidiaries, Franco-Nevada provided G Mining Ventures with a $75.0 million secured term loan facility (the “Term Loan”). As at June 30, 2023, no funding has been provided to G Mining Ventures in connection with the Term Loan.

(d)	Acquisition of Additional Royalty Interest on Caserones – Chile

During the six months ended June 30, 2023, Franco-Nevada, through a wholly-owned subsidiary, acquired an incremental effective NSR totaling 0.1120% on the Caserones copper-molybdenum mine, now owned by Lundin Mining Corporation, located in the Atacama region of Chile. Inclusive of the Company’s interest of 0.4582% acquired in April 2022, Franco-Nevada now holds a 0.5702% effective NSR on Caserones. The incremental effective 0.1120% NSR was acquired in two transactions: (i) a 0.0260% effective NSR on March 8, 2023, for a purchase price of $2.1 million, and (ii) a 0.0860% NSR on June 29, 2023, for a purchase price of $7.3 million.

The transactions have been accounted for as an acquisition of a mineral royalty interest.

(e)	Acquisition Agreement for New Royalties with EMX Royalty Corporation

On June 27, 2023, Franco-Nevada executed a binding term sheet with EMX Royalty Corporation (“EMX”) for a three-year arrangement for the joint acquisition of newly created precious metals and copper royalties sourced by EMX. Franco-Nevada will contribute 55% (up to $5.5 million) and EMX will contribute 45% (up to $4.5 million) towards the royalty acquisitions, with the resulting royalty interests equally split on a 50/50 basis.

(f)	Acquisition of Royalties on Exploration Properties – Nevada and Arizona, U.S.

On June 15, 2023, Franco-Nevada, through a wholly-owned subsidiary, acquired a portfolio of eight royalties on exploration properties located in the states of Nevada and Arizona, including a 0.5% NSR on Integra Resources Corp.’s Wildcat and Mountain View gold projects, for a purchase price of $2.5 million.

The transaction has been accounted for as an acquisition of mineral royalty interests.

(g)	Acquisition of Additional Royalty on Valentine Gold Project and Private Placement with Marathon Gold Corporation – Newfoundland, Canada

On June 8, 2023, Franco-Nevada acquired an additional 1.5% NSR on Marathon Gold Corporation’s (“Marathon”) Valentine Gold project located in Newfoundland for a purchase price of $45.0 million. Inclusive of Franco-Nevada’s initial 1.5% NSR (reduced from 2.0% following Marathon’s buy-back of 0.5%, as described below), the Company now holds an aggregate 3.0% NSR on the project.

Subsequent to quarter-end, on July 5, 2023, Franco-Nevada acquired 6,578,947 common shares of Marathon at a price of C$0.76 per common share for an aggregate of $3.8 million (C$5.0 million), comprising the back-end of a non-brokered charity flow-through offering.

The additional 1.5% NSR has been accounted for as an acquisition of a mineral royalty interest. The common shares of Marathon will be accounted for as an equity investment designated at FVTOCI.

(h)	Acquisition of Royalty on Kerr-Addison Property and Share Subscription with Gold Candle Ltd. – Ontario, Canada

On April 14, 2023, Franco-Nevada acquired a 1% NSR on Gold Candle Ltd.’s (“Gold Candle”) Kerr-Addison project located in Virginiatown, Ontario, which hosts the formerly producing Kerr-Addison gold mine, for a purchase price of $10.0 million.

Subsequent to quarter-end, on July 26, 2023, Franco-Nevada also completed the previously announced subscription for common shares of Gold Candle, a private company, and acquired 5,454,546 common shares of Gold Candle at a price of C$1.10 per common share for an aggregate purchase price of $4.6 million (C$6.0 million).

The acquisition of the 1% NSR has been accounted for as an acquisition of a mineral royalty interest. The common shares of Gold Candle will be accounted for as an equity investment designated at FVTOCI.

(i)	Acquisition of Gold Royalties – Australia

On February 22, 2023, Franco-Nevada acquired a portfolio of five primarily gold royalties from Trident Royalties Plc (“Trident”), which includes a 1.5% NSR on Ramelius Resources’ Rebecca gold project (“Rebecca”) located in Western Australia, for total consideration of $15.6 million payable as follows: (i) $14.3 million paid on closing of the transaction, and (ii) $1.3 million in a contingent payment payable upon first gold production at Rebecca.

The transaction has been accounted for as an acquisition of a mineral royalty interest. The contingent payment will be capitalized as part of the cost of the royalty interest if and when the underlying obligating events have occurred.

(j)	Receipt of Valentine Gold Royalty Buy-back – Newfoundland, Canada

On February 22, 2023, Marathon exercised its option to buy-back 0.5% of Franco-Nevada’s initial 2.0% NSR on the Valentine Gold project by paying $7.0 million to Franco-Nevada. The Company acquired the initial 2.0% NSR on February 21, 2019 for $13.7 million (C$18.0 million).

The transaction has been accounted for as a disposal of royalty mineral interest as referenced in Note 7(b).

(k)	Acquisition of Mineral Rights with Continental Resources, Inc. – U.S.

During the three and six months ended June 30, 2023, Franco-Nevada recorded contributions to the Royalty Acquisition Venture of $3.5 million and $5.9 million, respectively (Q2 2022 and H1 2022 – $1.8 million and $3.6 million, respectively). As at June 30, 2023, Franco-Nevada’s total cumulative investment in the Royalty Acquisition Venture totaled $446.5 million and Franco-Nevada has remaining commitments of up to $73.5 million.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11 Joint Arrangements.